UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
Address:           2 Bloor Street East, Suite 3000
                   Toronto, Ontario M4W 1A8

Form 13F File Number:  028-13428
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Alexander Singh
Title:       General Counsel & Secretary
Phone:       (647) 724-8917

Signature, Place and Date of Signing:

      /s/ Alexander Singh              Toronto, ON          November 14, 2012
----------------------------         ---------------        -----------------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                               ----------------------------
Form 13F Information Table Entry Total:                      20
                                               ----------------------------
Form 13F Information Table Value Total:                  $1,932,039
                                               ----------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     13F File Number     Name

None



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

                                                     WEST FACE CAPITAL INC.
                                                   FORM 13F INFORMATION TABLE
                                                Quarter Ended September 30, 2012

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                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
BONANZA CREEK ENERGY INC   COM              097793103  319,904 13,578,275 SH       SOLE                13,578,275
DEX ONE CORP               COM              25212W100      481    385,000 SH       SOLE                   385,000
FORBES ENERGY SVCS LTD     COM              345143101    3,510  1,002,959 SH       SOLE                 1,002,959
FOREST OIL CORP            COM PAR $0.01    346091705   44,603  5,278,492 SH       SOLE                 5,278,492
GOLD RESV INC              NOTE 5.500% 6/1  38068NAB4   12,964 13,229,000 PRN      SOLE                                  NONE
GOLD RESV INC              CL A             38068N108   26,097  8,054,558 SH       SOLE                 8,054,558
HAIN CELESTIAL GROUP INC   COM              405217100      706     11,200 SH  PUT  SOLE                    11,200
IRIDIUM COMMUNICATIONS INC *W EXP 02/14/201 46269C110    1,217    997,522 SH       SOLE                                  NONE
NEXEN INC                  COM              65334H102   26,607  1,050,000 SH       SOLE                 1,050,000
NORDION INC                COM              65563C105   55,097  8,162,570 SH       SOLE                 8,162,570
NORDION INC                COM              65563C105    1,135    168,200 SH  CALL SOLE                   168,200
PHI INC                    COM NON VTG      69336T205  157,300  5,000,000 SH       SOLE                                  NONE
SAFEWAY INC                COM NEW          786514208    3,218    200,000 SH       SOLE                   200,000
SONDE RES CORP             COM              835426107    2,287  3,008,800 SH       SOLE                 3,008,800
SPDR S&P 500 ETF TR        TR UNIT          78462F103  863,820  6,000,000 SH  CALL SOLE                 6,000,000
SPDR S&P 500 ETF TR        TR UNIT          78462F103  287,940  2,000,000 SH  PUT  SOLE                 2,000,000
SUNOPTA INC                COM              8676EP108   48,436  7,579,900 SH       SOLE                 7,579,900
SUPERMEDIA INC             COM              868447103    3,050  1,146,491 SH       SOLE                 1,146,491
TALISMAN ENERGY INC        COM              87425E103   68,545  5,146,000 SH       SOLE                 5,146,000
TELEPHONE & DATA SYS INC   COM NEW          879433829    5,122    200,000 SH       SOLE                   200,000
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